Basic and Diluted Net (Loss)/profit per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net (Loss)/profit per Share
Summary of basic and diluted loss per share

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Basic and diluted net (loss)/profit per share calculation
Numerator:
Net (loss)/profit attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(146,175)	(60,315)	4,997
Denominator:
Weighted-average ordinary shares outstanding-basic	553,527,529	555,466,061	573,782,783
Effective of diluted securities
Share option and RSU	—	—	17,224,018
Weighted-average ordinary shares outstanding-diluted	—	—	591,006,801
Net (loss)/profit per share attributable to ordinary shareholders:
Basic	(0.26)	(0.11)	0.01
Diluted	(0.26)	(0.11)	0.01